Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		6 Months Ended		1 Months Ended								12 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Jun. 30, 2014 Employee Stock Option	Dec. 31, 2013 Employee Stock Option	Jun. 30, 2014 Maximum Employee Stock Option	Jun. 30, 2014 Minimum Employee Stock Option	Mar. 31, 2013 Tender Offer	Nov. 30, 2012 Tender Offer	Mar. 31, 2013 Tender Offer Maximum	Nov. 30, 2012 Tender Offer Maximum	Dec. 31, 2009 Exercise Price Range 1	Dec. 31, 2009 Excercise Price Range 2 [Member]	Dec. 31, 2009 Excercise Price Range 4 [Member]	Dec. 31, 2009 Excercise Price Range 5 [Member]	Dec. 31, 2011 All outstanding options except in two instances in which (i) the exercise price was originally $0.43, or (ii) the holder did not consent to the adjustment when consent was required	Dec. 31, 2011 For grants that was originally issued at $0.43
Dec. 31, 2012
All outstanding except in three instances in which (i) the incentive stock option exercise price was lower than $0.79, (ii) the non-qualified stock option exercise price was lower than $2.07, or (iii) the holder did not consent to the adjustment when consent was required
																								Dec. 31, 2012 For incentive stock option exercise price lower than $0.79	Dec. 31, 2012 For non qualified stock option exercise price lower than $2.07	Dec. 31, 2009 For non qualified stock option exercise price lower than $2.07
Aug. 31, 2013
All outstanding options except in three instances in which (i) the exercise price was lower than $6.38,( ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan.
Aug. 31, 2013 For options priced lower than $6.38
Dec. 31, 2013
All outstanding options except in three instances in which i) the exercise price was lower than $1.38, ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan
																														Dec. 31, 2013 For options priced lower than $2.75	Aug. 31, 2013 Restricted Stock Unit	Mar. 31, 2012 Restricted Stock Unit	May 31, 2011 Restricted Stock Unit	Dec. 31, 2012 Restricted Stock Unit	Dec. 31, 2013 Restricted Stock Unit	Dec. 31, 2013 Preferred Stock	Aug. 31, 2013 Preferred Stock	Mar. 31, 2012 Preferred Stock	May 31, 2011 Preferred Stock	Dec. 31, 2013 Common Stock	Aug. 31, 2013 Common Stock	Mar. 31, 2012 Common Stock	May 31, 2011 Common Stock
Class of Stock [Line Items]
Dividend declared month and year								2011-05
Dividend declared per share																															$ 5.88	$ 1.57	$ 1.10		$ 0.88	$ 0.88	$ 5.88	$ 1.57	$ 1.10	$ 0.88	$ 5.88	$ 1.57	$ 1.10
Dividend payable date of record																																				Dec. 25, 2013	Aug. 21, 2013	Mar. 30, 2012	Jun. 17, 2011	Dec. 25, 2013	Aug. 30, 2013	May 15, 2012	Jul. 15, 2011
Dividend paid to holder of preferred and common stock			$ (25,000)		$ 357,520,000	$ 75,450,000	$ 51,003,000																													$ 33,300,000	$ 223,600,000	$ 59,500,000	$ 41,900,000	$ 13,400,000	$ 87,100,000	$ 15,900,000	$ 9,000,000
Dividends Payable, Date to be Paid, Year and Month																																				2013-12	2013-08	2012-03	2011-06	2013-12	2013-09	2012-05	2011-07
Dividend, share based compensation																															100,000	100,000	200,000	100,000
Adjustment to exercise prices on outstanding options																					$ (1.1)		$ (1.57)				$ (5.88)		$ (0.88)
Exercise prices on outstanding options	$ 1.74		$ 4.88		$ 1.74	$ 1.61											$ 0.43	$ 0.79	$ 6.38	$ 2.75		$ 0.33		$ 0.22	$ 0.50			$ 0.50		$ 0.50
Stock option exercise price modification terms	The Company adjusted the exercise prices on all outstanding options downward by $0.88, exactly equal to the amount of the dividend, except in three instances in which i) the exercise price was lower than $1.38, ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan. For options that were priced lower than $2.75, the Company adjusted the exercise price to $0.50	The Company adjusted the exercise prices on all outstanding options downward by $5.88, exactly equal to the amount of the dividend, except in three instances in which i) the exercise price was lower than $6.38, ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan. For options that were priced lower than $6.38, the Company adjusted the exercise price to $0.50.				The Company adjusted the exercise prices on all outstanding options downward by $1.57, exactly equal to the amount of the dividend, except in three instances in which: (i) the incentive stock option exercise price was lower than $0.79, (ii) the non-qualified stock option exercise price was lower than $2.07, or (iii) the holder did not consent to the adjustment when consent was required. For incentive stock options that were priced lower than $0.79 and non-qualified stock options priced lower than $2.07, the Company adjusted the exercise price to $0.22 and $0.50 respectively, and increased the number of shares to maintain the ratio of strike price to stock value pre- and post-adjustment.	The Company adjusted the exercise prices on all outstanding options downward by $1.10, exactly equal to the amount of the dividend, except in two instances in which (i) the exercise price was originally $0.43, or (ii) the holder did not consent to the adjustment when consent was required. For grants that were originally issued at $0.43, the Company adjusted the exercise price to $0.33 and increased the number of shares to maintain the ratio of strike price to stock value pre- and post-adjustment.
Exercise prices on outstanding options																										$ 2.07
Offered number of shares to repurchase															1,800,000	2,200,000
Offered to repurchase price per share													$ 8.20	$ 4.31
Number of shares repurchased													407,728	608,540
Value of shares repurchased			$ 1,288,000		$ 11,985,000	$ 2,683,000	$ 6,103,000						$ 3,300,000	$ 2,600,000
Stockholders' equity note, stock split				In June 2013, the Board of Directors and requisite stockholders of the Company approved a forward split of the Company's common stock into two shares of common stock for each outstanding share of common stock. The stock split became effective July 1, 2013.
Common stock reserved for future issuance									1,100,000
Common stock for future issuance percentage increased									1.00%
Common stock for future issuance number increase										1,800,000
Initial offering period									Offering periods will be six months in duration and will end on or about May 15 and November 15 of each year, with the exception of the initial offering period which commenced on March 26, 2014 and ends on November 14, 2014.
Stock options granted percentage of fair market value			110.00%						85.00%
Employees contribution on earnings											15.00%	1.00%